DERIVATIVE INSTRUMENTS AND HEDGING TRANSACTIONS	12 Months Ended
Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE INSTRUMENTS AND HEDGING TRANSACTIONS	DERIVATIVE INSTRUMENTS AND HEDGING TRANSACTIONS
DERIVATIVES AND HEDGING ACTIVITIES
The Company uses derivative financial instruments to manage its risks related to interest rates, foreign currency exchange rates, and commodity prices. Derivative financial instruments are not used for trading or other speculative purposes. To qualify as a hedge, derivative financial instruments must be evaluated for hedge effectiveness at the inception of the contract and designated as a hedge. Changes in fair value of the derivative contract must be highly correlated with changes in fair value of the underlying hedged item at inception and over the life of the hedge contract.
FOREIGN CURRENCY RISK MANAGEMENT
The Company operates a global business in a wide variety of foreign currencies. The Company's exposure to market risk for changes in foreign currency exchange rates arises from international financing activities between subsidiaries, foreign currency denominated monetary assets and liabilities, and transactions arising from international trade. The Company's objective is to preserve the U.S. Dollar value of foreign currency denominated cash flows and earnings. The Company monitors its collective foreign currency exposure and enters into foreign currency exchange forward and option contracts (foreign currency exchange contracts) with third parties, when necessary, to minimize the impact of changes in foreign currency exchange rates.
The Company has monetary assets and liabilities denominated in non-functional currencies. Prior to conversion into U.S. Dollars, these assets and liabilities are remeasured at spot exchange rates as of the balance sheet date. The Company recognizes effects of changes in spot rates in Other (income) expense.
The Company uses foreign currency exchange contracts to hedge foreign currency exposure. These contracts are marked-to-market in net income and offset gains and losses on the non-functional currency denominated monetary assets and liabilities being hedged. The Company also uses foreign currency contracts to hedge forecasted sales and purchases, which are denominated in non-functional currencies. Changes in the forecasted non-functional currency cash flows due to movements in exchange rates are substantially offset by changes in the fair value of these foreign currency exchange contracts designated as hedges. Market value gains and losses on these contracts are recognized in earnings when the hedged transaction is recognized. As of December 31, 2023, and 2022, the Company held contracts with notional amounts of $8,910 million and $10,545 million, respectively, to exchange foreign currencies, principally the U.S. Dollar, Euro, Canadian Dollar, British Pound, Mexican Peso, Chinese Renminbi, and Indian Rupee.
The Company also designates certain foreign currency debt and derivative contracts as hedges against portions of its net investment in foreign operations. Gains or losses of the foreign currency debt and derivative contracts designated as net investment hedges are recorded in the same manner as foreign currency translation adjustments.
INTEREST RATE RISK MANAGEMENT
Financial instruments, including derivatives, expose the Company to market risk related to changes in interest rates. The Company uses a combination of financial instruments, including long-term, medium-term, and short-term financing, variable-rate commercial paper, and interest rate swaps to convert the interest rate mix of the Company's total debt portfolio and related overall cost of borrowing.
CREDIT RISK MANAGEMENT
The Company continues to monitor the creditworthiness of its counterparties to mitigate the risk of nonperformance. Financial instruments, including derivatives, expose the Company to counterparty credit risk. In addition, the Company grants credit terms to its customers in the normal course of business. The terms and conditions of the Company's credit sales are designed to mitigate or eliminate concentrations of credit risk with any single customer. The Company's sales are not materially dependent on a single customer or a small group of customers.
COMMODITY PRICE RISK MANAGEMENT
The Company's operations subject the Company to risk related to the price volatility of certain commodities. To mitigate the commodity price risk associated with the Company's operations, the Company may enter into commodity derivative instruments. In both 2023 and 2022, the Company entered into various contracts to mitigate commodity price volatility. The Company elected to apply hedge accounting to these contracts.
DERIVATIVE AND HEDGING INSTRUMENTS
The following table summarizes the notional amounts and fair values of the Company’s outstanding derivatives by risk category and instrument type within the Consolidated Balance Sheet:

	Notional		Fair Value Asset		Fair Value (Liability)
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Derivatives in fair value hedging relationships
Interest rate swap agreements	$4,717	$4,984	$18	$16	$(184)	$(303)
Derivatives in cash flow hedging relationships
Foreign currency exchange contracts	712	866	28	19	(4)	(5)
Commodity contracts	6	9	—	—	(1)	(1)
Derivatives in net investment hedging relationships
Cross currency swap agreements	4,264	3,189	—	90	(145)	—
Total derivatives designated as hedging instruments	9,699	9,048	46	125	(334)	(309)
Derivatives not designated as hedging instruments
Foreign currency exchange contracts	8,198	9,679	7	74	(5)	(3)
Total derivatives at fair value	$17,897	$18,727	$53	$199	$(339)	$(312)
All Derivative assets are presented in Other current assets or Other assets. All Derivative liabilities are presented in Accrued liabilities or Other liabilities.
In addition to the foreign currency derivative contracts designated as net investment hedges, certain of the Company's foreign currency denominated debt instruments are designated as net investment hedges. The carrying value of those debt instruments designated as net investment hedges, which includes the adjustment for the foreign currency transaction gain or loss on those instruments, was $6,099 million and $3,836 million as of December 31, 2023, and 2022, respectively.
Interest rate swap agreements are designated as hedge relationships with gains or losses on the derivative recognized in Interest and other financial charges offsetting the gains and losses on the underlying debt being hedged. Gains and losses on interest rate swap agreements recognized in earnings were $121 million of income, $347 million of expense, and $135 million of expense for the years ended December 31, 2023, 2022, and 2021, respectively. Gains and losses are fully offset by losses and gains on the underlying debt being hedged.
The following table sets forth the amounts recorded in the Consolidated Balance Sheet related to cumulative basis adjustments for fair value hedges:

	Carrying Amount of Hedged Item		Cumulative Amount of Fair Value Hedging Adjustment Included in the Carrying Amount of Hedged Item
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Long-term debt	$4,551	$4,696	$(166)	$(287)
The following tables summarize the location and impact to the Consolidated Statement of Operations related to derivative instruments:

	Year Ended December 31, 2023
	Net Sales	Cost of Products Sold	Cost of Services Sold	Selling, General and Administrative Expenses	Other (Income) Expense	Interest and Other Financial Charges
	$36,662	$16,977	$6,018	$5,127	$(840)	$765
Gain or (loss) on cash flow hedges
Foreign currency exchange contracts
Amount reclassified from accumulated other comprehensive income (loss) into income	15	28	10	10	—	—
Gain or (loss) on fair value hedges
Interest rate swap agreements
Hedged items	—	—	—	—	—	(121)
Derivatives designated as hedges	—	—	—	—	—	121
Gain or (loss) on derivatives not designated as hedging instruments
Foreign currency exchange contracts	—	—	—	—	(116)	—

	Year Ended December 31, 2022
	Net Sales	Cost of Products Sold	Cost of Services Sold	Selling, General and Administrative Expenses	Other (Income) Expense	Interest and Other Financial Charges
	$35,466	$16,955	$5,392	$5,214	$(366)	$414
Gain or (loss) on cash flow hedges
Foreign currency exchange contracts
Amount reclassified from accumulated other comprehensive income (loss) into income	13	50	14	(3)	—	—
Commodity Contracts
Amount reclassified from accumulated other comprehensive income (loss) into income	—	(2)	—	—	—	—
Gain or (loss) on fair value hedges
Interest rate swap agreements
Hedged items	—	—	—	—	—	347
Derivatives designated as hedges	—	—	—	—	—	(347)
Gain or (loss) on net investment hedges
Foreign currency exchange contracts
Amount excluded from effectiveness testing recognized in earnings using an amortization approach	—	—	—	—	—	13
Gain or (loss) on derivatives not designated as hedging instruments
Foreign currency exchange contracts	—	—	—	—	351	—

	Year Ended December 31, 2021
	Net Sales	Cost of Products Sold	Cost of Services Sold	Selling, General and Administrative Expenses	Other (Income) Expense	Interest and Other Financial Charges
	$34,392	$17,082	$4,979	$4,798	$(1,378)	$343
Gain or (loss) on cash flow hedges
Foreign currency exchange contracts
Amount reclassified from accumulated other comprehensive income (loss) into income	5	8	2	9	—	—
Gain or (loss) on fair value hedges
Interest rate swap agreements
Hedged items	—	—	—	—	—	135
Derivatives designated as hedges	—	—	—	—	—	(135)
Gain or (loss) on net investment hedges
Foreign currency exchange contracts
Amount excluded from effectiveness testing recognized in earnings using an amortization approach	—	—	—	—	—	16
Gain or (loss) on derivatives not designated as hedging instruments
Foreign currency exchange contracts	—	—	—	—	195	—
As of December 31, 2023, the Company estimates that approximately $24 million of net derivative gains related to its cash flow hedges included in Accumulated other comprehensive income (loss) will be reclassified into earnings within the next 12 months.
The following table summarizes the amount of gain or (loss) on net investment hedges recognized in Accumulated other comprehensive income (loss):

	Years Ended December 31,
	2023	2022
Euro-denominated long-term debt	$(84)	$196
Euro-denominated commercial paper	(42)	39
Cross currency swap agreements	(193)	(65)
Foreign currency exchange contracts	—	34